UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21126

Name of Fund: BlackRock Municipal Income Trust II (BLE)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Municipal Income Trust II, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2018

Date of reporting period: 05/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) May 31, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 126.7%

Alabama — 2.1%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$540	$593,541
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,320	1,464,817
Sub-Lien, Series D, 7.00%, 10/01/51	3,220	3,905,699
Lower Alabama Gas District, RB, Series A, 5.00%, 09/01/46	1,170	1,437,404

		7,401,461
Arizona — 2.8%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,825	1,881,155
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	5,635	6,652,794
5.00%, 12/01/37	1,000	1,194,890

		9,728,839
California — 12.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 04/01/19(b)	2,480	2,565,585
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	3,500	3,827,110
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	1,365	1,536,376
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	160	175,843
5.25%, 08/15/49	395	431,352
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A:
5.00%, 02/01/36	345	384,444
5.00%, 02/01/37	260	289,107
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	4,370	4,656,148
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	490	522,889

Security	Par (000)	Value
California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 05/15/40	$6,500	$6,896,175
5.25%, 05/15/39	860	887,984
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	380	450,619
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	1,790	1,798,932
San Marcos Unified School District, GO, CAB, Election of 2010, Series B(c):
0.00%, 08/01/33	3,000	1,762,440
0.00%, 08/01/43	2,500	946,075
State of California, GO, Various Purposes:
6.50%, 04/01/19(b)	5,765	6,002,749
6.00%, 03/01/33	1,760	1,889,272
6.50%, 04/01/33	4,880	5,073,394
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	825	924,280
Sub-Series I-1, 6.38%, 11/01/19(b)	1,280	1,366,426

		42,387,200
Colorado — 0.7%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiative, Series A, 5.50%, 07/01/34	2,330	2,404,141

Connecticut — 0.3%
Connecticut State Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,005	1,046,758

Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,240	1,310,370
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,260	1,394,417
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,275	4,438,176

		7,142,963
District of Columbia — 4.9%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	465	531,965

1

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
District of Columbia (continued)
Georgetown University Issue, 5.00%, 04/01/42	$540	$612,862
Kipp Charter School, Series A, 6.00%, 07/01/23(b)	820	971,003
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, 6.75%, 05/15/40	11,500	12,054,070
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, 1st Senior Lien, Series A:
5.00%, 10/01/39	550	568,958
5.25%, 10/01/44	2,000	2,074,620

		16,813,478
Florida — 5.4%
City of Atlantic Beach Florida, RB, Health Care Facilities, Fleet Landing Project, Series B, 5.63%, 11/15/43	1,445	1,600,583
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	1,665	1,785,147
County of Broward Florida Airport System Revenue, ARB, AMT, 5.00%, 10/01/47	315	355,241
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,450	1,590,795
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport:
Series A (AGC), AMT, 5.25%, 10/01/18(b)	1,385	1,400,595
Series A (AGC), AMT, 5.25%, 10/01/38	240	242,465
Series A-1, 5.38%, 10/01/41	1,255	1,345,084
County of Miami-Dade Florida Water & Sewer System, (AGC), 5.00%, 10/01/20(b)	5,000	5,355,500
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	3,300	3,833,676
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(d)(e)	1,795	1,256,500

		18,765,586

Security	Par (000)	Value
Georgia — 0.9%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	$1,325	$1,364,724
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A, 5.50%, 08/15/54	555	641,874
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/39	915	954,528

		2,961,126
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 07/01/30	1,480	1,572,589

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	805	910,721

Illinois — 18.6%
Chicago Board of Education, GO, Dedicated Revenues, Series H, 5.00%, 12/01/36	495	508,553
Chicago Board of Education, GO, Refunding, Dedicated Revenues, Series G, 5.00%, 12/01/34	495	507,410
Chicago Board of Education, GO, Refunding Dedicated Revenues:
Series D, 5.00%, 12/01/27	920	957,380
Series F, 5.00%, 12/01/22	675	701,933
City of Chicago Illinois, GO, Project, Series A, 5.00%, 01/01/34	2,705	2,750,011
City of Chicago Illinois, GO, Refunding, Project, Series A, 5.25%, 01/01/32	4,940	5,200,289
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	4,200	4,592,196
Series A, 5.75%, 01/01/39	800	867,768
Series C, 6.50%, 01/01/21(b)	6,430	7,142,251
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,150	1,230,442

2

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	$845	$892,438
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	1,060	1,147,355
Central Dupage Health, Series B, 5.50%, 11/01/19(b)	1,750	1,838,357
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30(f)	7,445	7,458,327
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
Series B (AGM), 5.00%, 06/15/50	6,725	7,009,602
Series B-2, 5.00%, 06/15/50	2,725	2,774,404
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	520	572,437
6.00%, 06/01/21	1,255	1,399,689
State of Illinois, GO:
5.00%, 02/01/39	1,640	1,687,068
Series A, 5.00%, 04/01/35	2,500	2,570,975
Series A, 5.00%, 04/01/38	3,885	3,985,116
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(b)	685	709,516
State of Illinois Toll Highway Authority, RB, Series C:
Senior, 5.00%, 01/01/36	2,815	3,132,645
5.00%, 01/01/37	3,005	3,332,755
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	1,050	1,138,053

		64,106,970
Indiana — 4.8%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	845	991,379
7.00%, 01/01/44	3,535	4,172,290
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,510	3,835,974
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	485	518,082
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	1,610	1,715,197
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	435	467,799

Security	Par (000)	Value
Indiana (continued)
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	$915	$958,691
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	1,180	1,210,409
Indiana Municipal Power Agency, RB, Series B, 6.00%, 01/01/19(b)	1,200	1,230,156
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,380	1,528,157

		16,628,134
Iowa — 1.9%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(g)	3,060	3,250,302
Midwestern Disaster Area, 5.50%, 12/01/22	10	10,121
Midwestern Disaster Area, 5.25%, 12/01/25	500	534,860
Midwestern Disaster Area, 5.88%, 12/01/26(a)	445	467,619
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	780	811,075
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	1,610	1,617,905

		6,691,882
Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,060	1,134,984
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(f)	1,280	1,199,616

		2,334,600
Louisiana — 2.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,650	4,016,095

3

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Louisiana (continued)
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	$1,100	$1,172,281
5.25%, 05/15/31	935	1,006,500
5.25%, 05/15/32	1,195	1,301,797
5.25%, 05/15/33	1,300	1,405,586
5.25%, 05/15/35	795	860,794

		9,763,053
Maryland — 1.3%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(b)	475	511,447
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	800	834,920
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	455	520,083
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	2,400	2,647,704

		4,514,154
Massachusetts — 0.7%
Massachusetts Development Finance Agency, Refunding RB, Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(a)	1,530	1,531,010
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare System, Series J1, 5.00%, 07/01/19(b)	955	988,415

		2,519,425
Michigan — 2.5%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	4,825	5,184,704
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	830	885,859
5.50%, 05/15/36	670	707,172

Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	$940	$1,023,256
Henry Ford Health System, 4.00%, 11/15/46	865	876,132

		8,677,123
Missouri — 2.3%
370/Missouri Bottom Road/Taussig Road Transportation Development District, RB, 7.20%, 05/01/33(d)(e)	6,000	3,120,000
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	275	303,484
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	1,135	1,178,459
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	2,825	3,189,990
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	265	285,975

		8,077,908
Multi-State — 2.0%
Centerline Equity Issuer Trust(a):
Series A-4-2, 6.00%, 05/15/19	3,500	3,633,630
Series B-3-2, 6.30%, 05/15/19	3,000	3,122,610

		6,756,240
Nebraska — 1.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	895	987,740
5.00%, 09/01/42	1,570	1,717,030
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, Health Facilities, 5.63%, 01/01/40	1,245	1,309,043

4

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Nebraska (continued)
County of Sarpy Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.63%, 01/01/40	$1,635	$1,701,021

		5,714,834
New Jersey — 9.6%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,805	1,933,462
5.25%, 11/01/44	1,640	1,753,865
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,165	1,178,630
New Jersey EDA, ARB, Continental Airlines, Inc. Project, AMT, 5.13%, 09/15/23	2,130	2,312,285
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
4.88%, 09/15/19	460	469,839
5.25%, 09/15/29	2,130	2,321,040
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,570	1,701,283
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,475	8,758,084
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 07/01/22(b)	1,355	1,514,429
Series A, 5.00%, 01/01/43	805	875,977
Series E, 5.00%, 01/01/45	2,810	3,127,080
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.00%, 06/15/44	730	766,369
Transportation Program, Series AA, 5.00%, 06/15/44	1,355	1,416,802
Transportation System, Series B, 5.25%, 06/15/36	2,690	2,808,468
Rutgers - The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/43	570	632,922
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.25%, 06/01/46	580	651,943
Sub-Series B, 5.00%, 06/01/46	815	874,634

		33,097,112

Security	Par (000)	Value
New York — 8.2%
City of New York New York Transitional Finance Authority Future Tax Secured, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	$2,680	$2,911,766
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	805	862,982
Hudson Yards Infrastructure Corp., Refunding RB, Series A, 5.00%, 02/15/39	1,005	1,153,680
Metropolitan Transportation Authority, RB, Series B:
5.25%, 11/15/38	2,555	2,892,720
5.25%, 11/15/39	910	1,029,219
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	1,135	1,222,838
New York Counties Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	2,000	2,084,940
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 07/15/49	1,335	1,410,614
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	4,320	4,585,982
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	365	400,365
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	910	1,000,536
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	675	713,691
5.00%, 08/01/31	1,620	1,708,371
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42(a)	1,145	1,145,756
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/42	1,635	1,791,927

5

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Special Project, 6.00%, 12/01/36	$1,410	$1,546,051
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 205th Series, 5.00%, 11/15/47	1,570	1,816,835

		28,278,273
North Carolina — 1.5%
North Carolina Capital Facilities Finance Agency, Refunding RB, Solid Waste Disposal Facility, Duke Energy Carolinas Project, Series B, 4.63%, 11/01/40	1,000	1,043,860
North Carolina Medical Care Commission, RB, Health Care Facilities, Duke University Health System, Series A, 5.00%, 06/01/19(b)	1,525	1,574,578
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage:
Aldersgate, 6.25%, 07/01/35	1,530	1,716,476
Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	625	717,488

		5,052,402
Ohio — 3.6%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	3,550	3,592,706
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 06/01/20(b)	3,405	3,626,223
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	710	776,236
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	435	492,128
County of Montgomery Ohio, Refunding RB, Catholic Health:
5.00%, 05/01/19(b)	1,055	1,085,553
Series A, 5.00%, 05/01/39	1,970	2,007,489
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	870	952,250

		12,532,585

Security	Par (000)	Value
Oklahoma — 1.1%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	$1,275	$1,432,309
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	2,120	2,215,485

		3,647,794
Pennsylvania — 3.8%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,500	2,601,475
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, Series B, 5.00%, 07/01/47	490	549,138
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	685	745,239
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	115	130,269
5.00%, 06/01/34	150	169,915
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	615	621,679
5.00%, 09/01/43	1,350	1,525,446
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	3,030	3,311,487
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	2,065	2,146,588
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,190	1,313,927

		13,115,163
Puerto Rico — 1.1%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	2,000	1,987,640

6

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Puerto Rico (continued)
5.63%, 05/15/43	$1,910	$1,896,000

		3,883,640
Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	1,690	1,829,661
Series B, 4.50%, 06/01/45	2,850	2,903,067
Series B, 5.00%, 06/01/50	3,175	3,278,918

		8,011,646
South Carolina — 3.8%
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	3,595	3,841,113
AMT, 5.25%, 07/01/55	1,390	1,556,953
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	3,575	3,895,928
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	3,385	3,683,963

		12,977,957
Tennessee — 0.7%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/45	1,470	1,573,988
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	740	826,299

		2,400,287
Texas — 12.1%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	2,350	2,592,543
Sub-Lien, 5.00%, 01/01/33	390	421,719
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	665	729,352
City of Houston Texas Airport System, Refunding ARB:
Senior Lien, Series A, 5.50%, 07/01/39	1,675	1,679,841
United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	460	499,813

Security	Par (000)	Value
Texas (continued)
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 05/15/19(b)	$8,665	$9,007,701
6.00%, 11/15/35	480	499,354
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	485	585,550
County of Harris Texas Houston Sports Authority, Refunding RB, 3rd Lien, Series A (NATL)(c):
0.00%, 11/15/24(b)	2,300	966,023
0.00%, 11/15/36	23,075	8,896,105
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(c)	6,055	2,690,115
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(b)	4,085	4,444,562
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	2,720	3,156,886
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,000	3,276,630
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,250	2,403,562

		41,849,756
Utah — 0.4%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	995	1,121,703
Utah State Charter School Finance Authority, RB, Ogden Preparatory Academy, Series A, 3.25%, 10/15/42	390	357,849

		1,479,552
Virginia — 1.7%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	1,205	1,451,844
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	1,755	1,910,283

7

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia (continued)
6.00%, 01/01/37	$2,120	$2,363,906

		5,726,033
Washington — 3.9%
City of Bellingham Washington Water & Sewer, RB, 5.00%, 08/01/36	5,050	5,461,322
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/43	2,335	2,627,389
Port of Seattle Washington, ARB, Intermediate Lien, Series C, AMT, 5.00%, 05/01/42	1,615	1,832,040
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	815	887,649
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	2,445	2,685,392

		13,493,792
Wisconsin — 0.3%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	910	946,482

Wyoming — 1.0%
County of Sweetwater Wyoming, Refunding RB, Idaho Power Co. Project, Remarketing, 5.25%, 07/15/26	3,355	3,487,086

Total Municipal Bonds — 126.7% (Cost — $413,441,849)		436,898,745

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 6.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(i)	3,358	3,542,842
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18(b)(i)	2,849	2,884,273

Security	Par (000)	Value
California (continued)
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	$10,335	$10,826,670
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	3,345	3,840,679
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(b)	1,840	1,917,394

		23,011,858
Georgia — 1.4%
Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 09/01/18(b)	4,638	4,676,658

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 4.00%, 02/15/41	1,543	1,575,249

Massachusetts — 1.4%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,238	2,314,194
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,461	2,649,087

		4,963,281
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 06/01/19(b)(i)	2,219	2,295,498

New York — 12.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series FF-2, 5.50%, 06/15/40	1,710	1,772,529
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Series HH, 5.00%, 06/15/31(i)	9,150	9,914,421
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 02/15/47(i)	1,750	1,913,489

8

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Trust II (BLE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	$5,120	$5,862,478
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	11,670	12,778,596
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(i)	7,040	7,803,273
Port Authority of New York & New Jersey, Refunding ARB, 194th Series, 5.25%, 10/15/55	2,790	3,187,705

		43,232,491
North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,740	3,083,281

Pennsylvania — 0.8%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,521	2,910,985

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,695	1,734,290

Texas — 3.7%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,660	2,891,021
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,720	4,026,844
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	2,241	2,273,528

Security	Par (000)	Value
Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$3,347	$3,662,763

		12,854,156
Utah — 1.2%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 08/15/41	3,959	4,106,622

Virginia — 1.7%
University of Virginia, Refunding RB, General, 5.00%, 06/01/40(b)	5,909	5,908,609

Washington — 2.4%
State of Washington, GO, Various Purposes, Series E, 5.00%, 02/01/19(b)	8,113	8,288,607

Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Medical College Wis, 4.00%, 12/01/46	3,072	3,127,689

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 35.3% (Cost — $117,683,178)		121,769,274

Total Long-Term Investments — 162.0% (Cost — $531,125,027)		558,668,019

	Shares
Short-Term Securities — 0.7%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.92%(j)(k)	2,273,419	2,273,647

Total Short-Term Securities — 0.7% (Cost — $2,273,419)		2,273,647

Total Investments — 162.7% (Cost — $533,398,446)		560,941,666
Other Assets Less Liabilities — 2.6%		9,035,848
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.4)%		(73,898,253)
VMTP Shares at Liquidation Value — (43.9)%		(151,300,000)

Net Assets Applicable to Common Shares — 100.0%		$344,779,261

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

9

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Trust II (BLE)

(g)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between October 1, 2018 to April 1, 2025, is $17,085,609.
(j)	Annualized 7-day yield as of period end.
(k)	During the period ended May 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated	Shares Held at 08/31/17	Net Activity	Shares Held at 05/31/18	Value at 05/31/18	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	6,985,327	(4,711,908)	2,273,419	$2,273,647	$22,332	$367		$(53)

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	55	09/19/18	$6,624	$(54,155)
Long U.S. Treasury Bond	88	09/19/18	12,771	(237,635)
5-Year U.S. Treasury Note	36	09/28/18	4,100	(19,381)

				$(311,171)

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

EDA — Economic Development Authority

EDC — Economic Development Corp.

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

IDA — Industrial Development Authority

LRB — Lease Revenue Bonds

RB — Revenue Bonds

S/F — Single-Family

10

Schedule of Investments (unaudited) (continued) May 31, 2018	BlackRock Municipal Income Trust II (BLE)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2018, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments (a)	$—	$558,668,019	$—	$558,668,019
Short-Term Securities	2,273,647	—	—	2,273,647

	$2,273,647	$558,668,019	$—	$560,941,666

Derivative Financial Instruments (b)
Liabilities:
Interest rate contracts	$(311,171)	$—	$—	$(311,171)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	$—	$(73,632,182)	$—	$(73,632,182)
VMTP Shares at Liquidation Value	—	(151,300,000)	—	(151,300,000)

	$—	$(224,932,182)	$—	$(224,932,182)

During the period ended May 31, 2018, there were no transfers between levels.

11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

      Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Trust II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Trust II

Date: July 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Municipal Income Trust II

Date: July 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Municipal Income Trust II

Date: July 19, 2018